Fair Value of Financial Instruments and Fair Value Measurements	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

NOTE 3 – FAIR VALUE OF FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

The Company follows ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that requires the use of fair value measurements, establishes a framework for measuring fair value and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1- Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2- Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3- Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The Company analyzes all financial instruments with features of both liabilities and equity under the FASB’s accounting standard for such instruments. Under this standard, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The carrying amounts reported in the unaudited condensed consolidated balance sheets for cash, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair market value based on the short-term maturity of these instruments.

Equity investments, at fair value

The Company accounted for certain equity investments at fair value using level 1, level 2 and level 3 valuations. Assets and liabilities measured at fair value on a recurring basis are as follows at September 30, 2021 and December 31, 2020:

	At September 30, 2021 (Unaudited)			At December 31, 2020
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Equity investments, at fair value	$820,126	$—	$—	$—	—	$—

ASC 825-10 “Financial Instruments”, allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

At September 30, 2021, equity investments, at fair value consisted of common equity securities of two entities, including AIkido Pharma, Inc. (see Note 9).

Equity investments are carried at fair value with unrealized gains or losses included in income (expense). Realized gains and losses are determined on a specific identification basis and are included in other income (expense). The Company reviews equity investments, at fair value for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recovered. For the nine months ended September 30, 2021, we recorded a net realized gain on equity investments of $6,655,120 primarily attributed to a gain from the sale of the Company’s equity investment in DatChat, Inc. and Aikido Pharma, Inc.

The following are the Company’s equity investments, at fair value owned by levels within the fair value hierarchy at September 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stock	$820,126	$—	$—	$820,126
Total Investments	$820,126	$—	$—	$820,126

The following table summarizes activity in the Company’s equity investments, at fair value for the periods presented:

	September 30, 2021	December 31, 2020
Balance, beginning of period	$—	$—
Additions	531,250	—
Sales	(80,750)	—
Unrealized gain	369,626	—
Balance, end of period	$820,126	$—

At September 30, 2021and December 31, 2020, equity investments, at fair value consisted of the following components:

	September 30, 2021	December 31, 2020
Equity investments, at original cost	$450,500	$—
Gross unrealized appreciation	369,626	—
Equity investments, at fair market value	$820,126	$—

Equity Investments, at Cost

At September 30, 2021 and December 31, 2020, equity investments, at cost of $0 and $200, respectively, comprised mainly of non-marketable capital stock and stock warrants, are recorded at cost, as adjusted for other than temporary impairment write-downs and are evaluated for impairment periodically.